Property and Equipment (Tables)	12 Months Ended
Jan. 02, 2016
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following (in thousands):

	January 2, 2016	December 27, 2014	Range of Useful Lives
Land	$301,924	$291,871
Buildings and building improvements	1,156,914	1,055,936	10-40 years
Transportation equipment	745,399	651,184	5-10 years
Warehouse equipment	332,018	300,760	5-12 years
Office equipment, furniture and software	690,430	622,296	3-7 years
Construction in process	58,849	117,125

	3,285,534	3,039,172
Less accumulated depreciation and amortization	(1,516,649)	(1,312,589)

Property and equipment—net	$1,768,885	$1,726,583